Stockholders’ Equity (Details Narrative) - USD ($)					12 Months Ended
	Apr. 16, 2021	Jan. 25, 2021	Aug. 19, 2020	Oct. 10, 2019	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Shares price, per share		$ 119.90
Proceeds from stock options exercised					$ 202,800	$ 636,993
Proceeds from warrant exercises						4,792,951
Net proceeds from common stock						$ 57,004,412
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock	64,084	154,054	90,864
Proceeds from warrant exercises	$ 4,800,000
Warrant exercise price per share	$ 75.90
Stock Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of common stock				$ 30,000,000.0
Net proceeds from common stock				$ 28,000,000.0
Stock Purchase Agreements [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				454,545
Stock Purchase Agreements [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued				90,909
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		350,513	209,481			209,481
Shares price, per share		$ 119.90	$ 71.50
Stock issued during period shares stock options exercised					5,909	17,153
Proceeds from stock options exercised					$ 200,000	$ 600,000
Stock issued during period shares warrants exercised						63,148
Proceeds from warrant exercises						$ 4,800,000
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant exercises						$ 4,800,000
Warrant exercise price per share						$ 75.90
Stock issued during the period warrant exercise						64,084
Common Stock [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant exercises						$ 1,000,000.0
Warrant exercise price per share						$ 75.90
Stock issued during the period warrant exercise						12,817
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares warrants exercised						(63,148)
Number of warrant to purchase shares of common stock					77,554		75,897
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share					$ 75.90		$ 75.90
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share					$ 369.60		$ 275.00
Warrant Exercise [Member] | Third Party Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period warrant exercise						63,148
January 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		350,513
Shares price, per share		$ 119.90
Gross proceeds		$ 42,000,000.0
Net proceeds		$ 39,100,000
Cash fees percentage		6.00%
Other expenses		$ 400,000
August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock			209,481
Shares price, per share			$ 71.50
Gross proceeds			$ 15,000,000.0
Net proceeds			$ 13,500,000
Cash fees percentage			8.00%
Other expenses			$ 300,000